Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	¥ 21,093,633	¥ 22,421,100
Accounts receivable, net of allowance for doubtful accounts of ¥53,871 thousand and ¥54,590 thousand at March 31, 2014 and 2015, respectively (Notes 5, 6 and 22)	22,251,818	19,214,248
Inventories (Note 3)	1,229,463	1,670,258
Prepaid expenses―current	3,691,643	3,128,290
Deferred tax assets―current (Note 12)	1,547,474	1,392,971
Guarantee deposits―current (Note 9)		1,462,223
Other current assets, net of allowance for doubtful accounts of ¥720 thousand at March 31, 2014 and 2015, respectively (Notes 5 and 9)	2,272,605	2,411,376
Total current assets	52,086,636	51,700,466
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	2,560,557	2,085,689
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	6,660,706	6,355,817
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	29,370,054	26,971,485
GOODWILL (Note 8)	6,169,609	5,969,951
OTHER INTANGIBLE ASSETS—Net (Note 8)	3,941,279	4,338,944
GUARANTEE DEPOSITS (Note 9)	2,800,201	1,264,535
DEFERRED TAX ASSETS―Noncurrent (Note 12)	471,087	636,807
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	762,159	752,774
PREPAID EXPENSES―Noncurrent	2,914,375	2,633,154
OTHER ASSETS, net of allowance for doubtful accounts and loans of ¥62,800 thousand and ¥92,935 thousand at March 31, 2014 and 2015, respectively (Notes 5, 6 and 18)	968,652	1,156,953
TOTAL	108,705,315	103,866,575
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	9,250,000	9,400,000
Long-term borrowings—current portion (Note 11)		980,000
Capital lease obligations—current portion (Note 9)	3,522,113	3,753,026
Accounts payable—trade (Notes 6 and 22)	12,182,908	11,491,666
Accounts payable—other	1,442,810	1,050,429
Income taxes payable (Note 12)	499,104	1,079,480
Accrued expenses	2,968,139	2,053,550
Deferred income—current	2,143,480	1,560,603
Other current liabilities (Notes 10 and 12)	1,732,781	1,098,173
Total current liabilities	33,741,335	32,466,927
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	4,340,421	4,603,322
ACCRUED RETIREMENT AND PENSION COSTS— Noncurrent (Note 13)	2,792,617	2,274,540
DEFERRED TAX LIABILITIES—Noncurrent (Note 12)	1,097,650	1,092,863
DEFERRED INCOME—Noncurrent	2,943,975	2,711,347
OTHER NONCURRENT LIABILITIES (Note 10)	945,537	536,950
Total liabilities	¥ 45,861,535	¥ 43,685,949
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 46,697,800 and 46,701,000 shares at March 31, 2014 and 2015, respectively	¥ 25,499,857	¥ 25,497,022
Additional paid-in capital	36,014,128	35,961,995
Accumulated deficit	(556,162)	(2,867,548)
Accumulated other comprehensive income	1,938,649	1,712,786
Treasury stock—758,709 shares held by the company at March 31, 2014 and 2015, respectively	(392,070)	(392,070)
Total Internet Initiative Japan Inc. shareholders' equity	62,504,402	59,912,185
NONCONTROLLING INTERESTS	339,378	268,441
Total equity	62,843,780	60,180,626
TOTAL	¥ 108,705,315	¥ 103,866,575